DIRECTORS' AND SUPERVISORS' REMUNERATION	12 Months Ended
Dec. 31, 2019
DIRECTORS' AND SUPERVISORS' REMUNERATION
DIRECTORS' AND SUPERVISORS' REMUNERATION

30.    DIRECTORS’ AND SUPERVISORS’ REMUNERATION

(a)      Directors’ and supervisors’ remuneration

Directors’ and supervisors’ remuneration for the year, disclosed pursuant to the Listing Rules, section 383(1)(a), (b), (c) and (f) of the Hong Kong Companies Ordinance and Part 2 of the Companies Regulation (Disclosure of Information about Benefits of Directors), is as follows:

	2017	2018	2019
Fees	768	756	780
Basic salaries, housing fund, other allowances and benefits in kind	1,370	1,849	4,665
Pension cost	166	234	513

	2,304	2,839	5,958

The remuneration of each director and supervisor of the Company for the year ended December 31, 2017 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total

Executive Directors:
Yu Dehui	—	—	—	—	—
Lu Dongliang	—	—	—	—	—
Jiang Yinggang	—	822	—	83	905
	—	822	—	83	905

Non-executive Directors:
Ao Hong	—	—	—	—	—
Liu Caiming	—	—	—	—	—
Wang Jun	150	—	—	—	150
Chen Lijie	206	—	—	—	206
Lie-A-Cheong Tai-Chong, David	206	—	—	—	206
Hu Shihai	206	—	—	—	206
	768	—	—	—	768
Supervisors:
Liu Xiangmin	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming	—	548	—	83	631
	—	548	—	83	631

Total	768	1,370	—	166	2,304

The remuneration of each director and supervisor of the Company for the year ended December 31, 2018 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total
Executive Directors:
Yu Dehui (Note (i))	—	—	—	—	—
Lu Dongliang (Note (i))	—	—	—	—	—
Jiang Yinggang	—	762	—	90	852
Zhu Runzhou	—	438	—	54	492
	—	1,200	—	144	1,344

Non-executive Directors:
Ao Hong	—	—	—	—	—
Liu Caiming	—	—	—	—	—
Wang Jun	150	—	—	—	150
Chen Lijie	202	—	—	—	202
Lie-A-Cheong Tai-Chong, David	202	—	—	—	202
Hu Shihai	202	—	—	—	202
	756	—	—	—	756
Supervisors:
Liu Xiangmin	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming	—	649	—	90	739
	—	649	—	90	739

Total	756	1,849	—	234	2,839

The remuneration of each director and supervisor of the Company for the year ended December 31, 2019 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total
Executive Directors:
Yu Dehui (Note (i))	—	—	—	—	—
Lu Dongliang (Note (i))	—	—	—	—	—
He Zhihui	—	885	—	73	958
Zhu Runzhou	—	833	—	88	921
Jiang Yinggang	—	889	—	88	977
	—	2,607	—	249	2,856

Non-executive Directors:
Ao Hong	—	—	—	—	—
Wang Jun (Note (ii))	150	—	—	—	150
Chen Lijie	210	—	—	—	210
Lie-A-Cheong Tai-Chong, David	210	—	—	—	210
Hu Shihai	210	—	—	—	210
	780	—	—	—	780
Supervisors:
Ye Guohua (Note (iii))	—	—	—	—	—
Ou Xiaowu (Note (iii))	—	—	—	—	—
Shan Shulan (Note (iii))	—	—	—	—	—
Guan Xiaoguang (Note (iii))	—	710	—	88	798
Yue Xuguang (Note (iii))	—	770	—	88	858
Wu Zuoming	—	578	—	88	666
	—	2,058	—	264	2,322

Total	780	4,665	—	513	5,958

Note:

(i)

On February 21, 2019, Mr. Yu Dehui resigned as the chairman and an executive Director of the Company, and Mr. Lu Dongliang was elected as the chairman of the sixth session of the Board of the Company at the 39th meeting of the sixth session of the Board.

(ii)

On February 20, 2019, the appointment of Mr. Wang Jun as the chief financial officer and the Secretary to the Board (Company Secretary) of the Company was approved at the 38th meeting of the sixth session of the Board of the Company.

(iii)

On June 25, 2019, Mr. Ye Guohua was elected as the chairman of the seventh session of the Supervisory Committee of the Company at the first meeting of the seventh session of the Supervisory Committee of the Company.

On June 25, 2019, Ms. Shan Shulan were elected as the shareholder representative Supervisors of the seventh session of the Supervisory Committee of the Company at the 2018 annual general meeting of the Company.

On June 25, 2019, Mr. Guan Xiaoguang was elected as an employee representative Supervisor of the seventh session of the Supervisory Committee of the Company at the employees’ representatives meeting of the Company.

On December 10, 2019, Mr. Ou Xiaowu, nominated by Chinalco, the controlling shareholder of the Company on October 24, 2019, was elected as a shareholder representative Supervisor of the seventh session of the Supervisory Committee of the Company at the 2019 third extraordinary general meeting of the Company.

On December 10, 2019, Mr. Yue Xuguang was elected as an employee representative Supervisor of the seventh session of the Supervisory Committee of the Company at the employees’ representatives meeting of the Company.

The remuneration of the directors and supervisors of the Company fell within the following band:

	Number of individuals
	2017	2018	2019
Nil to RMB1,000,000	15	12	14

During the year, no options were granted to the directors or the supervisors of the Company (2017: Nil, 2018: Nil).

During the year, no emoluments were paid to the directors or the supervisors of the Company (among which included the five highest paid employees) as an inducement to join or upon joining the Company or as compensation for loss of office (2017: Nil, 2018: Nil).

No directors or supervisors of the Company waived any remuneration during the years 2017, 2018 and 2019.

(b)      Five highest paid individuals

During the year ended December 31, 2019, the five highest paid employees of the Group include two directors and one supervisor (2017: one director and one supervisor, 2018: one director and one supervisor) whose remuneration is reflected in the analysis presented above. The remuneration payable to the remaining three individuals during 2019 (2017: three , 2018: three) is as follows:

	2017	2018	2019
Basic salaries, housing fund, other allowances and benefits in kind	2,460	1,305	1,670
Discretionary bonuses	—	—	—
Pension costs	249	165	137

	2,709	1,470	1,807

The number of the remaining two highest paid individuals during 2019 (2017: three, 2018: two) whose remuneration fell within the following band is as follows:

	Number of individuals
	2017	2018	2019
Nil to RMB1,000,000	3	2	2